Short-Term and Long-Term Borrowings - Schedule of Short-Term and Long-Term Borrowings (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Short-Term and Long-Term Borrowings [Abstract]
Short-term borrowings	$ 1,249,765	$ 4,442,870
Long-term borrowings
Current portion		43,860
Non-current portion		5,398,849
Total long-term borrowings		$ 5,442,709